Ordinary Shares	12 Months Ended
Mar. 31, 2020
Federal Home Loan Banks [Abstract]
Ordinary Shares
16 ORDINARY SHARES
Prior to May 24, 2013, each ordinary share had a par value of US$0.001. On May 24, 2013, the Board
o
f Directors of the Company passed the resolution that each issued and unissued share of the authorized share capital of the Company, with a par value of US$0.001 each, be subdivided into 100 shares with a par value of US$0.00001 each.
As of March 31, 2018, the Company had 3,263,949,065 ordinary shares authorized, 335,534,850 shares of Class A Ordinary Shares, 90,491,694 shares of convertible redeemable Class B Ordinary Shares and 215,243,513 shares of Class C Ordinary Shares issued and outstanding.
Immediately prior to the consummation of the IPO, the authorized share capital of the Company is US$500,000 divided into 50,000,000,000 shares comprising of (i) 49,000,000,000 Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 500,000,000 Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 500,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Memorandum of Association of the Company.
On December 10, 2018, the Company consummated its IPO on the New York Stock Exchange with a total 118,750,000 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.
Subsequently on December 18, 2018, over-allotment option were fully exercised and the Company issued additional 2,122,750 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.
As of March 31, 2019, the Company had 2,371,289,450 shares of Class A Ordinary Shares and 303,234,004 shares of Class B Ordinary Shares issued and outstanding.
Effective May 30, 2019, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$15 million worth of outstanding ADSs of the Company, every one of which represents 25 class A ordinary share, from time to time over the next 12 months. As of March 31, 2020, 418,243 ADSs (10,456,075 shares) were repurchased with a total consideration of US$951 (RMB6,566) on the open market, at a weighted average price of US$2.27 per ADS and the Company recognized prepayment for share repurchase program of US$560 (RMB3,967) as of March 31, 2020 (Note 9).
The shareholders agreement provides that for so long as Tencent and its affiliates, the principal shareholders hold no less than 50% of the shares in the Company that they currently hold, Tencent has a veto right on any proposed transfer or issuance of the Company’s securities to the competitors of Tencent, subject to certain exceptions for open market transactions and underwritten offerings.
The Company has a dual class voting structure under which all of the ordinary shares held by the founders are designated as Class B Ordinary Shares and all of the other ordinary shares are designated as Class A Ordinary Shares. Class A and Class B Ordinary Shares have the same rights except for voting and conversion rights. Both of the Class A and Class B Ordinary Shares were entitled to one vote per share before the IPO. Upon the completion of the IPO, holders of Class B Ordinary Shares are entitled to 30 votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder while Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

CONVERTIBLE REDEEMABLE CLASS B ORDINARY SHARES
On January 24, 2013, pursuant to a share transfer agreement, the Company’s minority shareholder, Xincheng Investment Limited, transferred a total of 19,380,900 ordinary shares to a convertible redeemable preferred shares holder of the Company, at a price of US$0.1548 for a total amount of US$3,000. These 19,380,900 ordinary shares were surrendered by the holder and then cancelled by the Company. Simultaneously, the Company issued the same number of liquidation preference ordinary shares (referred to
“Class B-1
Ordinary Shares” hereafter) to the holder.
On November 21, 2013, pursuant to a share transfer agreement, Xincheng Investment Limited transferred a total of 41,767,800 ordinary shares to a convertible redeemable preferred shares holder of the Company, at a price of US$0.1651 for a total amount of US$6,896. These 41,767,800 ordinary shares were surrendered by the holder and then cancelled by the Company. Simultaneously, the Company issued the same number of liquidation preference ordinary shares (referred to
“Class B-2
Ordinary Shares” hereafter) to the holder.
On May 16, 2014, pursuant to a share transfer agreement, Votion Limited, a related party controlled by the founders of the Company, transferred a total of 29,342,994 ordinary shares to a convertible redeemable preferred shares holder of the Company, at a price of US$0.3987 for a total amount of US$11,700. These 29,342,994 ordinary shares were surrendered by the holder and then cancelled by the Company. Simultaneously, the Company issued the equal number of liquidation preference ordinary shares (referred to
“Class B-3
Ordinary Shares” hereafter) to the holder.
Class B-1,
B-2
and
B-3
Ordinary Shares are collectively referred to as Convertible Redeemable Class B Ordinary Shares hereafter.
No ordinary share may be converted into Convertible Redeemable Class B Ordinary Shares.
Class B-1
Ordinary Shares,
Class B-2
Ordinary Shares and
Class B-3
Ordinary Shares are not convertible into one another. Any Convertible Redeemable Class B Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof.
With respect to cancellation of ordinary shares in exchange for issuance of Convertible Redeemable Class B Ordinary Shares, management of the Company concluded that these transfer transactions are accounted for as the transaction between the shareholders of the Company, including recognizing expenses for share based compensation component in the transactions involving the founder and management of the Company. The total difference of RMB140,255 between the carrying value of related share capitals and the initial value of Convertible Redeemable Class B Ordinary Shares was debited to additional paid-in
capital during the periods prior to March 31, 2016.
The holders of the Company’s Convertible Redeemable Class B Ordinary Shares have the same rights as the Company’s ordinary shares except for the following rights of liquidation preference:

a)
In the event of any liquidation, dissolution, winding up or deemed liquidation of the Company, either voluntary or involuntary, after satisfaction of all creditors’ claims and claims that may be preferred by law and setting aside or paying in full the aggregate liquidation preference amount of the convertible redeemable Series C preferred shares, the convertible redeemable Series B preferred shares and the convertible redeemable Series A preferred shares (other than any such liquidation preference amount duly waived), prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of Junior Ordinary Shares by reason of their ownership of such shares, a holder of Convertible Redeemable Class B Ordinary Shares shall be entitled to receive, in respect of each Convertible Redeemable Class B Ordinary Share held by it and on a pari passu basis with any other Convertible Redeemable Class B Ordinary Shares, the liquidation preference amount of such Convertible Redeemable Class B Ordinary Share.

b)
The liquidation preference amount of a Convertible Redeemable Class B Ordinary Share shall mean an amount equal to IP × (1.08)
N,
where IP is the original issue price of such share and N is the number of calendar days that have elapsed since the original issue date of such share divided by three hundred and sixty (360) days plus all declared but unpaid dividends on such share.

c)
Deemed Liquidation Events include: (i) a sale, conveyance or disposition of all or substantially all of the assets of the Company and/or any of the subsidiaries which it has requisite controls, whether through equity ownership or contractual arrangements, in the aggregate, (ii) an exclusive licensing of all or substantially all of the intellectual property of the Company itself and/or any of the subsidiaries which it has requisite controls, whether through equity ownership or contractual arrangements, in the aggregate, to any third party, and (iii) a trade sale.

The Convertible Redeemable Class B Ordinary Shares are redeemable upon a liquidation event, including a deemed liquidation event, and therefore are presented as mezzanine equity on the Consolidated Balance Sheets. In accordance with ASC
480-10-S99,
each issuance of the Convertible Redeemable Class B Ordinary Shares should be recognized at the respective fair value at the date of issuance. Since the Convertible Redeemable Class B Ordinary Shares are not redeemable until the occurrence of a liquidation event, no subsequent accretion to the respective redemption values is necessary until it is probable the liquidation event is to occur.
To-date,
no liquidation or deemed liquidation events have occurred or are probable. Accordingly, there have been no accretive costs to the Convertible Redeemable Class B Ordinary Shares recorded for the years presented.

As discussed in Note 3, upon the consummation of the IPO on December 10, 2018, all Convertible Redeemable Class B Ordinary Shares were re-designated
as Class A Ordinary Shares on a
one-for-one
basis.
CLASS C ORDINARY SHARES
Class C Ordinary Shares means, initially, the ordinary shares that are beneficially owned by the founders of the Company. The holder of any Class C Ordinary Shares issued and outstanding shall have thirty (30) votes for each Class C Ordinary Share held by such holder.
No ordinary share may be converted into Class C Ordinary Shares, except that any ordinary shares beneficially owned by Mr. Chen Qi (if not already Class C Ordinary Shares) shall be automatically converted into Class C Ordinary Shares on a 1:1 basis upon commencement of such beneficial ownership.
If any Class C Ordinary Share ceases to be beneficially owned by Mr. Chen Qi, such Class C Ordinary Shares shall be automatically converted into Class A Ordinary Shares on a 1:1 basis upon such cessation of beneficial ownership. Any Class C Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof. Upon the earlier of (A) Mr. Chen Qi ceasing to serve as the Chief Executive Officer of the Company, and (B) the occurrence of a relevant material breach trigger, all of the Class C Ordinary Shares beneficially owned by Mr. Chen Qi shall automatically be converted into Class A Ordinary Shares on a 1:1 basis.
As discussed in Note 3, upon the consummation of the IPO on December 10, 2018, all Class C Ordinary Shares were re-designated
as Class B Ordinary Shares on a
one-for-one
basis.